Long Term Debt - Principal Payments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term Debt, by Maturity [Abstract]
June 30, 2013	$ 512,575
June 30, 2014	710,993
June 30, 2015	998,825
June 30, 2016	1,434,820
June 30, 2017 and thereafter	707,524
Total principal payments	4,364,737
Less: Financing fees and equity component of notes	(169,963)	(192,183)
Total Debt	$ 4,194,774	$ 4,241,835